Expenses by nature (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses By Nature
Expenses capitalized in property, plant and equipment	$ 33,364	$ 36,547	$ 30,414